PROSPECTUS SUPPLEMENT

March 1, 2013

for

Executive Benefits VUL  •  Flexible Solutions® VUL Gold  •  Flexible Solutions® VUL  •  Park Avenue Life – Millennium Series®  •  Park Avenue Survivorship Variable Universal Life (SVUL) – Millennium Series®  •   Park Avenue Variable Universal Life (VUL) – Millennium Series®  •  Park Avenue Variable Universal Life (VUL) – 97 Form  •  Park Avenue Life (PAL) 95  •  Park Avenue Life (PAL) 97

Issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

Prospectus supplement dated March 1, 2013 to the prospectuses listed below.

The following supplemental information should be read in conjunction with:

(i)	the Prospectus dated April 30, 2012 for Executive Benefits VUL issued through The Guardian Separate Account N;

(ii)	the Prospectus dated April 30, 2012 for Flexible Solutions® VUL Gold issued through The Guardian Separate Account N;

(iii)	the Prospectus dated May 1, 2008 for Flexible Solutions® VUL issued through The Guardian Separate Account N;

(iv)	the Prospectus dated May 1, 2006 for Park Avenue Life – Millennium Series® issued through The Guardian Separate Account K;

(v)	the Prospectus dated May 1, 2008 for Park Avenue Survivorship Variable Universal Life (SVUL) – Millennium Series® issued through The Guardian Separate Account N;

(vi)	the Prospectus dated May 1, 2006 for Park Avenue Variable Universal Life (VUL) – Millennium Series® issued through The Guardian Separate Account N;

(vii)	the Prospectus dated May 1, 2001 for Park Avenue Variable Universal Life (VUL) – 97 Form issued through The Guardian Separate Account M.

(viii)	the Prospectus dated April 30, 2012 for the Park Avenue Life (PAL) 95 Variable Whole Life Insurance Policy with Modified Scheduled Premiums issued through The Guardian Separate Account K; and

(ix)	the Prospectus dated April 30, 2012 for the Park Avenue Life (PAL) 97 Variable Whole Life Insurance Policy with Modified Scheduled Premiums issued through The Guardian Separate Account K.

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The following information regarding the RS Emerging Markets VIP Series replaces the information contained in the most recent prospectus for your policy.

Funds	Investment Objectives	Typical Investments	Investment Advisor Address and Principal Business Address	Sub advisor Address
RS Emerging Markets VIP Series	Long-term capital appreciation	Normally invests at least 80% of its net assets in securities of “emerging market companies.” The Fund defines an “emerging market company” as one that is organized under the laws of, or has its principal office in, an emerging markets country; derives 50% or more of its revenue from goods produced, services performed, or sales made in emerging market countries; or for which the principal securities market is located in an emerging market country.	RS Investment Management Co. LLC (Adviser) 388 Market Street, Suite 1700 San Francisco, California 94111

Please refer to your prospectus for important information including fees and expenses. Please read the prospectus carefully before investing or sending money. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing.

As always, the availability of any investment option is subject to change. See your prospectus for more information concerning the addition, deletion or substitution of investments.

Except as set forth herein, all other provisions of the prospectuses noted above, as heretofore supplemented, shall remain unchanged.

THIS PROSPECTUS SUPPLEMENT MUST BE PRECEDED OR ACCOMPANIED BY THE

MOST RECENT PROSPECTUS AVAILABLE AND SHOULD BE RETAINED

WITH THE PROSPECTUS FOR FUTURE REFERENCE.

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